Lease	12 Months Ended
Sep. 30, 2023
Lease [Abstract]
LEASE

NOTE 19 – LEASE

From the Perspective as a Lessee

The company has three operating lease contracts, which are used for production, manufacturing, and office purposes, with lease durations ranging from 2 to 3 years. These lease contracts provide the necessary production and office spaces for the company to support its business operations. The lease contracts for manufacturing facilities and offices do not have options for renewal, and there are no significant residual value guarantees or significant restrictive covenants included in the lease agreements.

In determining whether a contract contained a lease, we determined whether an arrangement was or included a lease at contract inception. Operating lease right-of-use asset and liability were recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term.

When determining the discount rate, we consider the average interest rate (4.35%) of our two-year loans and calculate the present value of lease payments based on the information provided by the contract start date. The amortization expense of the Right-of-Use (ROU) asset is recognized on a straight-line basis over the lease term.

As of September 30, 2023 and 2022, the balances of ROU assets and liabilities, along with other information, are presented in the following table:

	September 30, 2023	September 30, 2022
Assets
Operating leases	$141,772	$5,571
Total right-of-use asset	$141,772	$5,571

	September 30, 2023	September 30, 2022
Liabilities
Operating leases	$(116,895)	$(89,917)
Lease Liability-current	(104,000)	(89,917)
Lease Liability-Non current	(12,895)	-
Total lease liability	$(116,895)	$(89,917)

The following table presents the Company's remaining lease liability by maturity as of September 30, 2023:

For the year ending September 30, 2023	Operating Leases
2024 lease payments	$118,171
Less: imputed interest	1,276
Total	$116,895

The Company reviews its ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. No impairment loss on ROU assets was recorded for the fiscal year ended up September 30, 2023 and 2022.

From the Perspective as a Lessor

The company leased a building to a third party for a period of 3 years starting in June 2021, without a purchase option at the end of the lease term. The company classified this lease as an operating lease. As per ASC 842, the lease income is recognized on a monthly basis throughout the lease term, as the company has provided the lessee with the right to use the building. The company chose to exclude sales taxes and other similar taxes collected from the lessee from revenue. There is no option for lease renewal stated in the lease agreement, and any contract renewal would be based on negotiations prior to the expiration of the lease.

As of September 30, 2023, the future rental income is as follows:

As of September 30, 2023
Remainder of 2024	$53,167
Total	$53,167